COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - Schedule of commitments to purchase certain computer and network equipment and construction-in-progress - Capital Commitments
¥ in Thousands
Sep. 30, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Three months ended December 31, 2024	¥ 2,987,961
2025	606,492
2026	9,514
2027	8,173
2028	27,865
Commitments to purchase	¥ 3,640,005